Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Communication Services: 11.3%
53,748	(1)	Alphabet, Inc. - Class A	$ 143,696,353	2.5
1,137,696	(1)	Facebook, Inc.- Class A	386,122,645	6.6
346,758	(1),(2)	ROBLOX Corp.	26,197,567	0.4
757,464	(1)	Snap, Inc.	55,953,866	1.0
293,253	(1)	Take-Two Interactive Software, Inc.	45,181,490	0.8
			657,151,921	11.3

		Consumer Discretionary: 16.7%
81,537	(1)	Amazon.com, Inc.	267,852,306	4.6
44,074	(1)	Chipotle Mexican Grill, Inc.	80,105,376	1.4
562,803		Darden Restaurants, Inc.	85,247,770	1.5
608,963	(1)	Expedia Group, Inc.	99,809,036	1.7
1,064,750		Nike, Inc. - Class B	154,633,643	2.6
154,948	(1)	O'Reilly Automotive, Inc.	94,682,525	1.6
847,540		Ross Stores, Inc.	92,254,729	1.6
1,121,243	(1)	Royal Caribbean Cruises Ltd.	99,734,565	1.7
			974,319,950	16.7

		Consumer Staples: 3.7%
529,011		Constellation Brands, Inc.	111,457,327	1.9
1,092,592		Philip Morris International, Inc.	103,566,796	1.8
			215,024,123	3.7

		Energy: 0.5%
316,740		Diamondback Energy, Inc.	29,985,776	0.5

		Financials: 3.1%
499,983		Discover Financial Services	61,422,911	1.0
73,492		LPL Financial Holdings, Inc.	11,520,606	0.2
179,664		MSCI, Inc. - Class A	109,296,798	1.9
			182,240,315	3.1

		Health Care: 10.2%
171,027		Agilent Technologies, Inc.	26,941,883	0.5
74,626	(1)	Align Technology, Inc.	49,658,379	0.9
280,006		Danaher Corp.	85,245,027	1.5
249,700	(1)	DexCom, Inc.	136,550,942	2.3
683,093		Eli Lilly & Co.	157,828,638	2.7
816,305	(1)	Horizon Therapeutics Plc	89,418,050	1.5
126,430	(2)	Teleflex, Inc.	47,607,216	0.8
			593,250,135	10.2

		Industrials: 6.9%
419,540		Ametek, Inc.	52,027,156	0.9
927,419	(1)	CoStar Group, Inc.	79,813,679	1.4
576,398		Eaton Corp. PLC	86,061,985	1.5
654,677	(2)	Quanta Services, Inc.	74,515,336	1.3
101,240	(1)	TransDigm Group, Inc.	63,231,467	1.1
347,665		Waste Connections, Inc.	43,781,454	0.7
			399,431,077	6.9

		Information Technology: 43.6%
371,907	(1)	Adobe, Inc.	214,114,298	3.7
992,110	(1)	Advanced Micro Devices, Inc.	102,088,119	1.7
2,674,546		Apple, Inc.	378,448,259	6.5
299,486	(1)	Autodesk, Inc.	85,404,423	1.5
209,728	(1),(2)	Bill.com Holdings, Inc.	55,986,889	0.9
319,019		CDW Corp.	58,067,838	1.0
318,933		Entegris, Inc.	40,153,665	0.7
204,910	(1)	Gartner, Inc.	62,268,051	1.1
295,096		Intuit, Inc.	159,207,243	2.7
1,798,216		Marvell Technology, Inc.	108,450,407	1.9
1,398,592		Microsoft Corp.	394,291,057	6.8
68,151	(2)	Monolithic Power Systems, Inc.	33,031,427	0.6
225,509		Motorola Solutions, Inc.	52,390,251	0.9
198,078	(1)	Paycom Software, Inc.	98,197,168	1.7
653,028	(1)	PayPal Holdings, Inc.	169,924,416	2.9
740,513		Qualcomm, Inc.	95,511,367	1.6
146,370	(1)	ServiceNow, Inc.	91,081,660	1.6
105,602	(1)	Twilio, Inc.	33,692,318	0.6
1,191,863	(2)	Visa, Inc. - Class A	265,487,483	4.5
75,844	(1)	Zebra Technologies Corp.	39,091,514	0.7
			2,536,887,853	43.6

		Materials: 1.0%
575,095		Crown Holdings, Inc.	57,958,074	1.0

		Real Estate: 1.5%
258,586		SBA Communications Corp.	85,480,774	1.5

	Total Common Stock
	(Cost $4,742,448,254)		5,731,729,998	98.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
		Commercial Paper: 0.1%
400,000	(3)	ANZ Bank, 0.120%, 02/10/2022	399,873	0.0
300,000	(3)	DBS Bank Ltd., 0.120%, 02/01/2022	299,845	0.0
300,000	(3)	DNB Bank ASA, 0.140%, 03/16/2022	299,859	0.0
275,000	(3)	Lloyds Bank PLC, 0.150%, 03/29/2022	274,808	0.0
498,000	(3)	LMA-Americas LLC, 0.100%, 01/26/2022	497,789	0.0
350,000	(3)	Matchpoint Finance PLC, 0.120%, 01/18/2022	349,864	0.0
300,000	(3)	Matchpoint Finance PLC, 0.150%, 03/15/2022	299,799	0.0

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper (continued)
300,000	(3)	Mizuho Bank Ltd., 0.150%, 03/16/2022	$ 299,755	0.0
375,000	(3)	National Australia Bank Ltd., 0.120%, 02/18/2022	374,837	0.0
325,000	(3)	Nieuw Amsterdam Receivables Corporation B.V., 0.100%, 01/07/2022	324,899	0.0
475,000	(3)	Nieuw Amsterdam Receivables Corporation B.V., 0.100%, 01/11/2022	474,845	0.0
300,000	(3)	Old Line Funding LLC, 0.130%, 03/10/2022	299,820	0.0
325,000	(3)	Sheffield Receivables Company LLC, 0.100%, 12/16/2021	324,919	0.0
400,000	(3)	Skandinaviska Enskilda Banken AB, 0.090%, 12/22/2021	399,913	0.0
525,000	(3)	Skandinaviska Enskilda Banken AB, 0.140%, 04/04/2022	524,615	0.1
500,000	(3)	Societe Generale, 0.170%, 03/31/2022	499,646	0.0
275,000	(3)	Swedbank AB, 0.150%, 03/23/2022	274,822	0.0
500,000	(3)	Swedbank AB, 0.150%, 03/24/2022	499,672	0.0
275,000	(3)	Thunder Bay Funding LLC, 0.130%, 03/18/2022	274,812	0.0
350,000	(3)	Victory Receivables Corporation, 0.120%, 01/06/2022	349,883	0.0
475,000	(3)	Westpac Banking Corp., 0.130%, 03/25/2022	474,721	0.0

	Total Commercial Paper
	(Cost $7,818,996)		7,818,996	0.1

		Floating Rate Notes: 0.1%
650,000	(3)	ANZ Bank, 0.130%, 03/30/2022	650,000	0.1
350,000	(3)	Bank of Montreal, 0.120%, 01/05/2022	350,132	0.0
300,000	(3)	Barclays Bank PLC, 0.160%, 03/22/2022	300,006	0.0
475,000	(3)	Barclays Bank PLC, 0.160%, 03/24/2022	475,005	0.0
250,000	(3)	Canadian Imperial Bank of Commerce, 0.120%, 02/10/2022	250,019	0.0
300,000	(3)	DBS Bank Ltd., 0.140%, 03/16/2022	299,962	0.0
475,000	(3)	Royal Bank of Canada, 0.120%, 12/14/2021	475,095	0.0
450,000	(3)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/22/2022	449,971	0.0

	Total Floating Rate Notes
	(Cost $3,250,190)		3,250,190	0.1

		Repurchase Agreements: 0.6%
8,597,105	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $8,597,117, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.430%-9.500%, Market Value plus accrued interest $8,769,047, due 11/01/21-07/20/71)	8,597,105	0.1
3,164,555	(3)	CF Secured LLC, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $3,164,559, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $3,227,846, due 11/15/21-01/20/69)	3,164,555	0.1
3,434,449	(3)	Citadel Securities LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $3,434,457, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $3,503,163, due 10/12/21-08/15/51)	3,434,449	0.1
2,937,407	(3)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $2,937,412, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-7.500%, Market Value plus accrued interest $2,996,160, due 08/01/23-07/20/71)	2,937,407	0.0

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
11,296,081	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $11,296,096, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $11,522,003, due 10/31/21-05/01/58)	$11,296,081	0.2
4,911,838	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $4,911,851, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,010,220, due 07/15/23-02/15/48)	4,911,838	0.1

	Total Repurchase Agreements
	(Cost $34,341,435)		34,341,435	0.6

		Certificates of Deposit: 0.0%
250,000	(3)	BNP Paribas, 0.130%, 03/03/2022	250,008	0.0
300,000	(3)	Landesbank Baden-Wurttemberg, 0.160%, 03/21/2022	299,990	0.0
500,000	(3)	Lloyds Bank PLC, 0.130%, 02/22/2022	500,231	0.0
250,000	(3)	Mizuho Bank Ltd., 0.150%, 03/14/2022	249,994	0.0
300,000	(3)	MUFG Bank LTD, 0.130%, 01/07/2022	300,094	0.0
475,000	(3)	Norinchukin Bank of New York, 0.110%, 01/27/2022	474,984	0.0
350,000	(3)	Toronto-Dominion Bank, 0.150%, 03/03/2022	350,139	0.0

	Total Certificates of Deposit
	(Cost $2,425,440)		2,425,440	0.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.0%
111,298,000	(3),(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	111,298,000	1.9
1,525,000	(3),(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	1,525,000	0.1
1,470,000	(3),(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	1,470,000	0.0
	Total Mutual Funds
	(Cost $114,293,000)		114,293,000	2.0

	Total Short-Term Investments
	(Cost $162,129,061)		162,129,061	2.8

	Total Investments in Securities (Cost $4,904,577,315)		$5,893,859,059	101.3
	Liabilities in Excess of Other Assets		(73,387,133)	(1.3)
	Net Assets		$5,820,471,926	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2021.

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$5,731,729,998	$–	$–	$5,731,729,998
Short-Term Investments	114,293,000	47,836,061	–	162,129,061
Total Investments, at fair value	$5,846,022,998	$47,836,061	$–	$5,893,859,059

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $4,924,937,238.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,049,947,644
Gross Unrealized Depreciation	(81,025,823)

Net Unrealized Appreciation	$968,921,821